Inventory - Summary of Inventories (Detail) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Raw materials	$ 450	$ 373	$ 571
Finished goods	385	660	932
Inventories	$ 835	$ 1,033	$ 1,503